Income Taxes - Reconciliation of Statutory Federal Income Tax Expense to Income Tax Expense from Continuing Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) at the federal statutory rate		$ (320,777)
Warrant liability expense		166,845
Allocated expense for warrant issuance cost		127,659
State income taxes - net of federal income tax benefits		(4,892)
Change in valuation allowance		4,892
Total income tax expense (benefit)	$ 26,273	$ (26,273)